Rollforward of Valuation Allowance (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	¥ 443,847	¥ 584,665	¥ 1,952,899
Changes that directly affected Income tax expense	(4,444)	(44,620)	(326,158)
Expiration of net operating loss carryforwards		(6,313)	(1,026,439)
Others	(50,852)	(89,885)	(15,637)
Total	(50,852)	(96,198)	(1,042,076)
Balance at end of fiscal year	¥ 388,551	¥ 443,847	¥ 584,665